SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On February 29, 2024, the Company declared a cash dividend of $0.12 per share in respect of the results for the fourth quarter of 2023. The dividend of $25.1 million was paid on April 10, 2024.